As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Boston Common International Fund

Schedule of Investments at June 30, 2013 (unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.2%
Australia - 3.6%
396,155	AMP LTD	$1,532,099
131,405	Origin Energy	1,505,825
127,340	Sims Metal Management LTD - ADR	962,691
61,130	WorleyParsons LTD	1,082,938
		5,083,553
Belgium - 1.1%
36,430	Umicore SA	1,512,741

China - 1.8%
194,000	ENN Energy Holdings LTD	1,027,552
595,625	Tingyi Holding Corporation	1,545,899
		2,573,451

Finland - 1.8%
66,140	Sampo Group	2,575,468

France - 7.0%
28,251	Air Liquide SA	3,488,977
157,750	AXA SA	3,109,663
21,640	Casino Guichard Perrachon SA	2,027,788
18,795	Danone SA	1,414,662
		10,041,090
Germany - 6.0%
25,220	adidas AG	2,726,238
78,090	Aixtron SE *	1,310,146
8,855	Henkel AG and Company KGaA	693,520
35,400	K&S AG	1,308,275
35,175	SAP AG - ADR	2,561,795
		8,599,974
Hong Kong - 2.5%
174,500	Hang Seng Bank LTD	2,569,794
133,400	Television Broadcasts LTD	912,992
		3,482,786
Indonesia - 1.1%
2,096,500	PT Bank Rakyat Indonesia (Persero) Tbk	1,627,722

Israel - 1.7%
48,620	Check Point Software Technologies LTD *	2,415,441

Italy - 1.1%
342,015	UniCredit S.p.A.	1,598,873

Japan - 18.2%
52,200	Daikin Industries LTD	2,109,914
13,350	FANUC LTD	1,932,104
72,805	Honda Motor Company LTD - ADR	2,711,986
73,920	Kao Corporation	2,516,350
5,315	Keyence Corporation	1,693,416
52,160	Kubota Corporation - ADR	3,796,726
198,300	Orix Corporation	2,706,145
219,260	Rakuten, Inc.	2,592,746
20,565	Shimano, Inc.	1,751,827
29,090	SYSMEX Corporation	1,905,263
44,795	TERUMO Corporation	2,226,620
		25,943,097
Jersey - 1.0%
29,885	Wolseley PLC	1,378,889

Luxembourg - 1.2%
100,080	Subsea 7 SA	1,760,721

Netherlands - 5.1%
19,053	ASML Holding NV - ADR	1,507,092
12,060	Gemalto NV	1,091,940
54,670	Koninklijke Philips Electronics NV - ADR	1,486,477
82,380	Unilever NV - ADR	3,238,358
		7,323,867
Norway - 1.7%
116,270	Statoil ASA - ADR	2,405,626

Portugal - 0.8%
224,900	EDP Renovaveis SA *	1,154,157

Republic of Korea - 2.0%
6,605	Hyundai Motor Company	1,295,443
1,310	Samsung Electronics Company LTD.	1,531,160
		2,826,603

Singapore - 3.3%
449,500	CapitaLand LTD	1,085,984
3,286,100	Golden Agri-Resources LTD	1,446,657
749,045	Singapore Telecommunications LTD	2,218,533
		4,751,174
South Africa - 2.0%
25,180	Naspers	1,858,578
93,600	Standard Bank Group LTD	1,054,752
		2,913,330

Sweden - 2.3%
78,565	Atlas Copco AB	1,681,349
59,590	Investment AB Kinnevik	1,527,715
		3,209,064

Switzerland - 10.7%
116,560	ABB LTD - ADR	2,524,690
66,350	Julius Baer Gruppe AG	2,589,534
11,695	Kuehne & Nagel International	1,283,118
55,976	Novartis AG - ADR	3,958,063
79,585	Roche Holding LTD - ADR	4,923,526
		15,278,931
Thailand - 1.2%
278,900	Kasikornbank PLC	1,702,759

United Kingdom - 18.0%
678,760	Barclays PLC	2,890,683
142,640	BG Group	2,424,047
38,190	Croda International PLC	1,440,158
109,875	GlaxoSmithKline PLC	2,746,477
44,945	HSBC Holdings PLC - ADR	2,332,645
53,400	Johnson Matthey PLC	2,133,607
39,050	Smith & Nephew PLC - ADR	2,190,314
40,067	Spirax-Sarco Engineering PLC	1,642,109
96,180	SSE PLC	2,227,309
103,670	Standard Chartered Bank PLC	2,250,729
118,885	Vodafone Group PLC - ADR	3,416,755
		25,694,833

TOTAL COMMON STOCKS
(Cost $127,685,619)		135,854,150

PREFERRED STOCKS - 3.1%
Brazil - 0.9%
102,395	Itau Unibanco Holding SA	1,322,943
Germany - 2.2%
33,660	Henkel AG and Company KGaA	3,160,985

TOTAL PREFERRED STOCKS
(Cost $4,027,817)		4,483,928

SHORT-TERM INVESTMENT - 1.4%
1,929,736	Fidelity Money Market Portfolio, 0.03% (1)	1,929,736

TOTAL SHORT-TERM INVESTMENT
(Cost $1,929,736)		1,929,736

TOTAL INVESTMENTS IN SECURITIES- 99.7%
(Cost $133,643,172)		142,267,814
Other Assets in Excess of Liabilities - 0.3%		432,793
NET ASSETS - 100.0%		$142,700,607

*	Non-Income Producing
(1)	Seven-day yield as of June 30, 2013.
ADR	American Depositary Receipt
PLC	Public Limited Company

	The cost basis of investments for federal income tax purposes at June 30, 2013 were as follows+ :

	Cost of investments	$133,897,829
	Gross unrealized appreciation	15,369,160
	Gross unrealized depreciation	(6,999,175)
	Net unrealized appreciation	$8,369,985

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Boston Common International Fund

Summary of Fair Value Disclosure at June 30, 2013 (unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$962,691	$4,120,862	$-	$5,083,553
Belgium	-	1,512,741	-	1,512,741
China	-	2,573,451	-	2,573,451
Finland	-	2,575,468	-	2,575,468
France	-	10,041,090	-	10,041,090
Germany	2,561,795	6,038,178	-	8,599,973
Hong Kong	-	3,482,786	-	3,482,786
Indonesia	-	1,627,722	-	1,627,722
Israel	2,415,442	-	-	2,415,442
Italy	-	1,598,873	-	1,598,873
Japan	6,508,713	19,434,384	-	25,943,097
Jersey	-	1,378,889	-	1,378,889
Luxembourg	-	1,760,721	-	1,760,721
Netherlands	7,323,867	-	-	7,323,867
Norway	2,405,626	-	-	2,405,626
Portugal	-	1,154,157	-	1,154,157
Republic of Korea	-	2,826,603	-	2,826,603
Singapore	-	4,751,174	-	4,751,174
South Africa	-	2,913,330	-	2,913,330
Sweden	-	3,209,064	-	3,209,064
Switzerland	11,406,279	3,872,652	-	15,278,931
Thailand	-	1,702,759	-	1,702,759
United Kingdom	7,939,715	17,755,118	-	25,694,833
Total Common Stocks	41,524,128	94,330,022	-	135,854,150
Preferred Stocks
Brazil	1,322,943	-	-	1,322,943
Germany	-	3,160,985	-	3,160,985
Total Preferred Stocks	1,322,943	3,160,985	-	4,483,928
Short-Term Investment	1,929,736	-	-	1,929,736
Total Investments in Securities	$44,776,807	$97,491,007	$-	$142,267,814

The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur. Securities with a value of $75,630,367 were transferred out of Level 1 into Level 2 due to the use of Interactive Data's proprietary fair value pricing model.

Boston Common U.S. Equity Fund
Schedule of Investments at June 30, 2013 (unaudited)

Shares	Security Description	Value
COMMON STOCKS - 100.1%
Consumer Discretionary - 10.7%
1,455	Home Depot, Inc.	$112,719
3,925	Lowes Companies, Inc.	160,533
1,445	Nordstrom, Inc.	86,613
203	priceline.com, Inc. *	167,907
1,600	Time Warner Cable, Inc.	179,968
460	VF Corporation	88,808
3,125	Walt Disney Company	197,344
		993,892

Consumer Staples - 9.1%
1,820	Colgate Palmolive Company	104,268
865	Costco Wholesale Corporation	95,643
100	Kraft Foods Group, Inc.	5,587
1,310	McCormick & Company, Inc.	92,171
2,225	Pepsico, Inc.	181,983
3,125	Procter & Gamble Company	240,594
2,455	Whole Foods Market, Inc.	126,383
		846,629
Energy - 8.6%
2,195	Apache Corporation	184,007
8,125	BG Group PLC - ADR	137,800
745	EOG Resources, Inc.	98,102
2,170	National Oilwell Varco, Inc.	149,513
4,125	Spectra Energy Corporation	142,147
4,560	Statoil ASA - ADR	94,346
		805,915
Financials - 16.5%
1,765	Aflac, Inc.	102,582
1,515	Aon PLC	97,490
710	CME Group, Inc.	53,946
2,810	East West Bancorp, Inc.	77,275
800	Equifax, Inc.	47,144
3,770	First Republic Bank	145,070
1,110	Franklin Resources, Inc.	150,982
6,450	JP Morgan Chase & Company	340,495
2,810	Metlife, Inc.	128,586
6,625	Morgan Stanley	161,849
1,665	Northern Trust Corporation	96,403
1,835	PNC Financial Services Group, Inc.	133,808
		1,535,630

Health Care - 16.3%
1,285	Baxter International, Inc.	89,012
440	Biogen Idec, Inc. *	94,688
2,475	Bristol Myers Squibb Company	110,608
2,525	Express Scripts Holding Company *	155,767
3,450	Gilead Sciences, Inc. *	176,674
2,870	Johnson & Johnson	246,418
3,275	Merck & Company, Inc.	152,124
1,325	Novartis AG - ADR	93,691
325	Novo Nordisk AS - ADR	50,365
2,765	Roche Holding LTD - ADR	171,057
485	Waters Corporation *	48,524
1,825	Zimmer Holdings, Inc.	136,766
		1,525,694
Industrials - 10.8%
1,505	3M Company	164,572
1,555	CH Robinson Worldwide, Inc.	87,562
805	Cummins, Inc.	87,310
1,205	Deere & Company	97,906
1,750	Emerson Electric Company	95,445
4,415	Mondelez International, Inc.	125,960
1,130	Parker Hannifin Corporation	107,802
1,125	Snap-on, Inc.	100,553
555	W.W. Grainger, Inc.	139,960
		1,007,070
Information Technology - 21.2%
1,430	Altera Corporation	47,176
875	Apple, Inc.	346,570
2,565	Check Point Software Technologies LTD *	127,429
1,810	Cognizant Technology Solutions - Class A *	113,324
790	Cree, Inc. *	50,449
1,655	eBay, Inc. *	85,597
3,245	EMC Corporation *	76,647
291	Google, Inc. *	256,188
7,995	Microsoft Corporation	276,067
6,040	Oracle Corporation	185,549
2,855	Qualcomm, Inc.	174,383
2,605	Veeco Instruments, Inc. *	92,269
805	Visa, Inc.	147,114
		1,978,762
Materials - 3.4%
1,410	AptarGroup, Inc.	77,846
1,325	Praxair, Inc.	152,587
750	SPDR Gold Trust Gold Shares *	89,362
		319,795

Telecommunication Services - 2.6%
3,145	AT&T, Inc.	111,333
4,650	Vodafone Group PLC - ADR	133,641
		244,974
Utilities - 0.9%
2,035	WGL Holdings, Inc.	87,953

TOTAL COMMON STOCKS
(Cost $8,542,586)		9,346,314

SHORT-TERM INVESTMENT - 2.3%
214,183	Fidelity Institutional Money Market Portfolio, 0.03% (1)	214,183
TOTAL SHORT-TERM INVESTMENT		214,183
(Cost $214,183)

TOTAL INVESTMENTS IN SECURITIES - 102.4%		9,560,497
(Cost $8,756,769)
Liabilities in Excess of Other Assets - (2.4)%		(222,040)
NET ASSETS - 100.0%		$9,338,457

*	Non-Income Producing
(1)	Seven-day yield as of June 30, 2013.
ADR	American Depositary Receipt
PLC	Public Limited Company

The Global Industry Classification Standard (GICS® )was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	The cost basis of investments for federal income tax purposes at June 30, 2013 were as follows + :

	Cost of investments	$8,760,334
	Gross unrealized appreciation	1,073,625
	Gross unrealized depreciation	(273,462)
	Net unrealized appreciation	$800,163

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Boston Common U.S. Equity Fund

Summary of Fair Value Disclosure at June 30, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$9,346,314	$-	$-	$9,346,314
Short-Term Investment	214,183	-	-	214,183
Total Investments in Securities	$9,560,497	$-	$-	$9,560,497

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date           August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date           August 23, 2013

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          August 29, 2013
* Print the name and title of each signing officer under his or her signature.